Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Mortgage loans	$ 493,792	$ 514,489
Financial liabilities
Liability for collateral	101,095	62,610	59,772	61,097
Carrying value
Financial assets
Mortgage loans	493,792	514,489
Cost method limited partnerships	52,543	41,419
Financial liabilities
Contractholder funds on investment contracts	2,491,461	2,771,149
Liability for collateral	101,095	62,610
Fair value
Financial assets
Mortgage loans	526,433	534,241
Cost method limited partnerships	59,330	44,401
Financial liabilities
Contractholder funds on investment contracts	2,615,231	2,912,758
Liability for collateral	$ 101,095	$ 62,610